Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (166,538)	$ (345,354)	$ (116,505)	$ (653,234)
Adjustments to reconcile net loss to net cash used in operating activities:
Cash held in trust account, interest income available for taxes	(314,043)	(55,085)		(691,951)
Accrued interest income	(25,774)	(77,082)	(25,377)	(139,749)
Changes in operational assets and liabilities:
Prepaid expenses	(91,950)	(8,258)	(17,800)	(12,725)
Accounts payable and accrued expenses	173,781	96,493	76,454	111,837
Net cash used in operating activities	(424,524)	(389,286)	(83,228)	(1,385,822)
Cash Flows from Investing Activities:
Proceeds released from Trust				124,482
Interest released from trust	152,544	0	(325,000,000)
Net cash provided by investment activities	152,544	0	(325,000,000)	124,482
Cash Flows from Financing Activities:
Proceeds from notes payable to related parties	450,000	0	280,000	500,000
Repayments of notes payable to related parties			(280,000)
Proceeds from issuance of common stock to initial stockholders			25,000
Proceeds from sale of Units, net underwriter commissions paid			317,665,553
Proceeds from issuance of Sponsors’ warrants			8,250,000
Net cash provided by financing activities	450,000	0	325,940,553	500,000
Net increase (decrease) in cash and cash equivalents	178,020	(389,286)	857,325	(761,340)
Cash and cash equivalents, beginning of period	95,985	857,325		857,325
Cash and cash equivalents, end of period	274,005	468,039	857,325	95,985
Supplemental disclosure of non-cash investing and financing activities:
Initial value of common stock subject to redemption			309,564,545
Change in value of common stock subject to possible redemption	$ (166,538)	$ (345,354)	(115,498)	(653,234)
Deferred underwriter fee			$ 11,375,000